MARKETABLE SECURITIES (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
MARKETABLE SECURITIES
Restricted Securities - FEN	R$ 12,193,654	R$ 15,475,205
Non-current	417,648	398,648
Total	12,611,302	15,873,853
Participation Certificates
MARKETABLE SECURITIES
Non-current	R$ 407,556	393,747
Beneficiary Parties
MARKETABLE SECURITIES
Guaranteed annual returns (as a percent)	10.00%
National Treasury Note
MARKETABLE SECURITIES
Current unrestricted marketable securities	R$ 468,267	9,823,486
National Treasury Note - F series
MARKETABLE SECURITIES
Current unrestricted marketable securities	15,986	143,768
National Treasury Financial Note
MARKETABLE SECURITIES
Current unrestricted marketable securities	2,216,621	690,470
Fixed income securities
MARKETABLE SECURITIES
Current unrestricted marketable securities	7,928,308	3,182,447
Investments in Fund Quotas
MARKETABLE SECURITIES
Current unrestricted marketable securities	210,950
Repurchase agreements
MARKETABLE SECURITIES
Current unrestricted marketable securities	1,272,316	1,489,807
Others
MARKETABLE SECURITIES
Current unrestricted marketable securities	81,206	145,227
Non-current	R$ 10,092	R$ 4,901